OTHER NON-CURRENT ASSETS	12 Months Ended
Dec. 31, 2022
OTHER NON-CURRENT ASSETS [Abstract]
OTHER NON-CURRENT ASSETS
6.	OTHER NON-CURRENT ASSETS
All figures in USD ‘000	2022	2021
Fixture, Furniture and Equipment	730	756
Prepaid Financing Cost	-	1,100
Other	148	798
Total as of December 31,	878	2,654